Load [Member] Investment Strategy - Mississippi Tax-Free Income Series	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to provide a steady flow of tax-exempt income derived from Mississippi municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally 10 years or greater. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Mississippi. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Mississippi income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Mississippi income taxes. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
This Fund is non-diversified.